Rule 497(e)
                                                         File Nos. 333-1043
                                                                  811-07543
                     MANNING & NAPIER VARIABLE ANNUITY
                      GROUP FLEXIBLE PURCHASE PAYMENT
                    DEFERRED VARIABLE ANNUITY CONTRACT
                                 ISSUED BY
                            Variable Account A
                                    OF
                      KEYPORT LIFE INSURANCE COMPANY
                   SUPPLEMENT DATED JANUARY 13, 1999 TO
                       PROSPECTUS DATED MAY 1, 1998

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The second paragraph in the "Keyport and the Variable Account" section on page 7 of the prospectus is changed to read:

Keyport writes individual life insurance and individual and group annuity contracts on a non-participating basis. Keyport is licensed to do business in all states except New York and is also licensed in the District of Columbia and the Virgin Islands. Keyport has been rated A (Excellent) by A.M. Best and Company, independent analysts of the insurance industry. Standard & Poor's ("S&P") has rated Keyport AA for excellent financial security, Moody's has rated Keyport A2 for good financial strength and Duff & Phelps has rated Keyport AA- for very high claims paying ability. The Best's A rating is in the second highest rating category, which also includes a lower rating of A-. S&P and Duff & Phelps have one rating category above AA and Moody's has two rating categories above A. Within the S&P AA category, only AA+ is higher. The Moody's "2" modifier signifies that Keyport is in the middle of the A category while the Duff & Phelps "-" modifier signifies that Keyport is at the lower end of the AA category. These ratings merely reflect the opinion of the rating company as to the relative financial strength of Keyport and Keyport's ability to meet its contractual obligations to its policyholders. Even though assets in the Variable Account are held separately from Keyport's other assets, ratings of Keyport may still be relevant to Certificate Owners since not all of Keyport's contractual obligations relate to payments based on those segregated assets (e.g., see "Death Provisions" for Keyport's obligation after certain deaths to increase the Certificate Value if it is less than the guaranteed minimum death benefit amount).

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                          800-367-3653 (press 3)

                              Distributed by:
                     Keyport Financial Services Corp.
                              125 High Street
                        Boston, Massachusetts 02110

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